UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                   (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

Goodwood SMID Long/Short Fund

Schedule of Investments
(Unaudited)

As of February 28, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 98.21%

Consumer Discretionary - 10.21%
	BorgWarner, Inc.	12,000	$506,280
*	Conn's, Inc.	29,000	276,950
	Gentex Corp.	10,000	210,300
	Polaris Industries, Inc.	7,500	639,075
	Rent-A-Center, Inc.	30,000	260,100
	Stage Stores, Inc.	135,000	314,550
*	TravelCenters of America LLC	54,300	352,950
			2,560,205
Consumer Staples - 1.47%
*	Sprouts Farmers Market, Inc.	20,000	369,200

Energy - 3.54%
*	Cloud Peak Energy, Inc.	65,000	324,350
*	Newpark Resources, Inc.	35,000	269,500
	Teekay Corp.	30,000	294,600
			888,450
Financials - 6.70%
	Affiliated Managers Group, Inc.	2,250	377,843
	Apollo Global Management LLC	22,500	511,650
*	Green Dot Corp.	12,500	366,375
	Oaktree Capital Group LLC	9,500	424,650
			1,680,518
Health Care - 19.34%
*	ACADIA Pharmaceuticals, Inc.	11,900	453,509
*	Aratana Therapeutics, Inc.	55,000	363,550
	Bruker Corp.	18,000	434,700
*	Collegium Pharmaceutical, Inc.	32,500	430,950
*	Flexion Therapeutics, Inc.	20,000	401,000
*	Heron Therapeutics, Inc.	30,000	429,000
*	Jazz Pharmaceuticals PLC	3,500	464,170
	Kindred Biosciences, Inc.	36,707	190,876
*	Lannett Co., Inc.	20,000	440,000
*	MEI Pharma, Inc.	133,100	224,939
	SeaSpine Holdings Corp.	25,102	177,973
*	Syneron Medical Ltd.	45,000	418,500
*	The Medicines Co.	8,000	419,360
			4,848,527
Industrials - 24.03%
*	CDI Corp.	30,000	274,500
	Chicago Bridge & Iron Co. NV	500	16,785
*	Colfax Corp.	15,000	570,750
	Douglas Dynamics, Inc.	15,000	500,250

			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - Continued
	Flowserve Corp.	10,000	$464,500
*	Generac Holdings, Inc.	10,000	390,400
*	Genesee & Wyoming, Inc.	7,000	518,980
	H&E Equipment Services, Inc.	27,500	721,600
*	Kirby Corp.	9,000	622,800
	L3 Technologies, Inc.	4,000	673,280
*	Northwest Pipe Co.	18,200	318,318
*	Stericycle, Inc.	5,000	414,400
	Trinity Industries, Inc.	20,000	536,800
			6,023,363
Information Technology - 9.90%
	ADTRAN, Inc.	22,500	475,875
*	Anixter International, Inc.	5,000	416,500
*	Brightcove, Inc.	40,000	336,000
	FLIR Systems, Inc.	13,000	477,230
*	Teradata Corp.	10,000	311,000
*	Trimble, Inc.	15,000	465,450
			2,482,055
Materials - 21.27%
	Carpenter Technology Corp.	11,500	466,440
	CF Industries Holdings, Inc.	15,000	471,300
*	Cliffs Natural Resources, Inc.	37,500	399,750
	Constellium NV	47,500	387,125
	Domtar Corp.	11,500	438,035
	KapStone Paper and Packaging Corp.	17,500	395,500
	Methanex Corp.	17,000	867,000
	Sasol Ltd.	17,500	496,300
*	TimkenSteel Corp.	25,000	523,000
	Westlake Chemical Corp.	14,000	888,020
			5,332,470
Real Estate - 1.75%
	Xenia Hotels & Resorts, Inc.	25,000	439,250

	Total Common Stocks (Cost $24,437,703)		24,624,038

LIMITED PARTNERSHIPS - 6.46%
*	Emerge Energy Services LP	22,500	386,775
	Plains All American Pipeline LP	17,500	561,400
	The Carlyle Group LP	22,500	361,125
	USA Compression Partners LP	17,500	310,975

	Total Limited Partnerships (Cost $1,572,758)		1,620,275
			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017
					Value (Note 1)

MASTER LIMITED PARTNERSHIP - 1.65%				Shares
*	Hi-Crush Partners LP			24,000	$412,800

	Total Master Limited Partnership (Cost $467,213)				412,800
CALL OPTIONS PURCHASED - 0.81%		Number of Contracts (a)	Exercise Price	Expiration Date
*	BorgWarner, Inc.	400	$45.00	3/17/2017	7,000
*	Carlyle Group LP	500	17.50	3/17/2017	2,500
*	CF Industries Holdings, Inc.	150	34.00	3/17/2017	3,900
*	Chicago Bridge & Iron Co. NV	75	37.50	4/21/2017	5,250
*	Community Health Systems, Inc.	175	10.00	3/31/2017	10,063
*	Constellium NV	400	9.00	3/17/2017	18,000
*	Domtar Corp.	200	40.00	3/17/2017	4,500
*	Emcore Corp.	200	10.00	3/17/2017	3,500
*	Emerge Energy Services LP	50	30.00	4/21/2017	875
*	Endo International PLC	125	14.00	3/10/2017	5,938
*	GoPro, Inc.	400	11.00	7/21/2017	19,000
*	Kratos Defense & Security Solutions, Inc.	250	10.00	4/21/2017	3,750
*	LB Foster Company	250	15.00	3/17/2017	13,125
*	Northwest Pipe Co.	50	17.50	3/17/2017	3,500
*	Nu Skin Enterprises, Inc.	125	60.00	3/17/2017	2,812
*	Rent-A-Center, Inc.	350	10.00	3/17/2017	3,500
*	Spirit Airlines, Inc.	250	55.00	3/17/2017	11,875
*	TimkenSteel Corp.	75	20.00	5/19/2017	20,813
*	TravelCenters of America LLC	500	7.50	3/17/2017	1,250
*	Westlake Chemical Corp.	200	22.50	5/19/2017	61,500

	Total Call Options Purchased (Cost $329,031)				202,651
PUT OPTIONS PURCHASED - 0.82%		Number of Contracts (a)	Exercise Price	Expiration Date
*	ACADIA Pharmaceuticals, Inc.	65	$38.00	3/17/2017	15,275
*	Acuity Brands, Inc.	25	210.00	3/17/2017	10,625
*	Arconic, Inc.	100	29.00	3/17/2017	10,900
*	Bruker Corp.	50	25.00	3/17/2017	4,750
*	Cheesecake Factory, Inc.	75	60.00	3/17/2017	6,000
*	Cliffs Natural Resources, Inc.	200	11.00	3/17/2017	15,200
*	Colfax Corp.	75	37.50	3/17/2017	5,276
*	Dick's Sporting Goods, Inc.	65	49.00	3/17/2017	16,738
*	Flowserve Corp.	100	45.00	4/21/2017	10,513
*	Genesee & Wyoming, Inc.	50	75.00	3/17/2017	11,250
*	H&E Equipment Services, Inc.	75	25.00	4/21/2017	7,696
*	Hanesbrands, Inc.	250	20.00	3/17/2017	13,125

					(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017
					Value (Note 1)

PUT OPTIONS PURCHASED - Continued		Number of Contracts (a)	Exercise Price	Expiration Date
*	International Flavors & Fragrances, Inc.	100	$110.00	3/17/2017	$2,500
*	Jazz Pharmaceuticals PLC	20	132.00	3/17/2017	9,313
*	Lamar Advertising Co.	30	77.50	3/17/2017	9,075
*	Methanex Corp.	50	47.50	3/17/2017	1,875
*	Methanex Corp.	75	50.00	3/17/2017	6,891
*	Polaris Industries, Inc.	25	85.00	4/21/2017	10,750
*	Snap-on, Inc.	50	170.00	3/17/2017	13,500
*	The TJX Cos., Inc.	100	75.00	3/17/2017	3,000
*	TimkenSteel Corp.	125	15.00	3/17/2017	1,250
*	Trinity Industries, Inc.	100	27.00	3/17/2017	7,246
*	United Rentals, Inc.	35	125.00	3/17/2017	8,575
*	Westlake Chemical Corp.	75	60.00	3/17/2017	3,937

	Total Put Options Purchased (Cost $233,505)				205,260
U.S. TREASURY BILLS - 3.99%		Principal	Yield	Maturity Date
*†	United States Treasury Bill	$500,000	0.000%	4/13/2017	499,724
*†	United States Treasury Bill	500,000	0.000%	5/18/2017	499,450

	Total U.S. Treasury Bills (Cost $999,222)				999,174

SHORT-TERM INVESTMENT - 5.50%				Shares
	Money Market Fiduciary Portfolio, 0.01% §			1,378,283	1,378,283

	Total Short-Term Investment (Cost $1,378,283)				1,378,283

Total Value of Investments (Cost $29,417,715)(a) - 117.44%					$29,442,481

Total Value of Securities Sold Short (Proceeds $7,440,800)(b) - (30.10)%					(7,544,877)

Total Options Written (Premiums Received $102,367)(b) - (0.36)%					(92,074)

Other Assets Less Liabilities - 13.02%					3,264,238

Net Assets - 100%					$25,069,768

					(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Securities Sold Short
(Unaudited)

As of February 28, 2017
		Shares	Value (Note 1)

SECURITIES SOLD SHORT - 30.10%

COMMON STOCKS - 30.10%
Consumer Discretionary - 8.50%
*	American Outdoor Brands Corp.	7,000	$136,080
*	BJ's Restaurants, Inc.	5,000	181,750
	Chico's FAS, Inc.	10,000	144,800
	Cracker Barrel Old Country Store, Inc.	1,250	201,238
	Dick's Sporting Goods, Inc.	5,000	244,750
	Hanesbrands, Inc.	8,000	160,080
*	Hibbett Sports, Inc.	7,000	206,500
	Monro Muffler Brake, Inc.	4,000	230,000
	Newell Brands, Inc.	5,000	245,150
	PetMed Express, Inc.	8,000	168,480
	Tractor Supply Co.	3,000	212,730
			2,131,558
Consumer Staples - 6.02%
	Calavo Growers, Inc.	4,000	225,600
	Campbell Soup Co.	4,000	237,400
	Dr Pepper Snapple Group, Inc.	2,750	256,960
	McCormick & Co., Inc.	2,500	246,050
	The JM Smucker Co.	1,500	212,595
	WD-40 Co.	3,000	329,700
			1,508,305
Energy - 0.61%
	US Silica Holdings, Inc.	3,000	151,710

Financials - 1.00%
*	Credit Acceptance Corp.	1,250	250,575

Health Care - 3.46%
*	ABIOMED, Inc.	1,300	153,361
*	Cerner Corp.	5,000	275,200
*	CryoLife, Inc.	6,000	96,000
*	Omnicell, Inc.	4,000	152,100
	Teleflex, Inc.	1,000	191,180
			867,841
Industrials - 4.33%
	Acuity Brands, Inc.	1,250	264,125
	AO Smith Corp.	3,700	186,332
	John Bean Technologies Corp.	2,500	223,500
	Snap-on, Inc.	1,300	220,571
*	United Rentals, Inc.	1,500	192,045
			1,086,573
Information Technology - 0.84%
	NIC, Inc.	10,000	211,000

			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Securities Sold Short - Continued
(Unaudited)

As of February 28, 2017
	Shares	Value (Note 1)

SECURITIES SOLD SHORT - Continued

COMMON STOCKS - Continued
Materials - 1.51%
HB Fuller Co.	4,000	$197,640
Vulcan Materials Co.	1,500	180,915
		378,555
Real Estate - 3.36%
American Campus Communities, Inc.	4,000	204,400
EastGroup Properties, Inc.	3,500	260,190
Equinix, Inc.	500	188,035
Lamar Advertising Co.	2,500	188,700
		841,325
Utilities - 0.47%
Atmos Energy Corp.	1,500	117,435

Total Common Stocks (Proceeds $7,440,800)		7,544,877

Total Securities Sold Short (Proceeds $7,440,800)		$7,544,877

		(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of February 28, 2017
			Number of Contracts (a)	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTIONS WRITTEN - 0.10%
	*	CF Industries Holdings, Inc.	150	$ 37.00	3/17/2017	$600
	*	Douglas Dynamics, Inc.	50	35.00	3/17/2017	3,375
	*	Endo International PLC	125	15.50	3/10/2017	1,563
	*	Genesee & Wyoming, Inc.	30	80.00	3/17/2017	525
	*	GoPro, Inc.	400	20.00	1/19/2018	8,000
	*	Kirby Corp.	35	75.00	3/17/2017	1,225
	*	LB Foster Company	200	17.50	3/17/2017	4,000
	*	TimkenSteel Corp.	75	25.00	5/19/2017	6,562

		Total Call Options Written (Premiums Received $32,465)				25,850

PUT OPTIONS WRITTEN - 0.26%
	*	ACADIA Pharmaceuticals, Inc.	65	33.00	3/17/2017	4,713
	*	Acuity Brands, Inc.	25	195.00	3/17/2017	1,812
	*	Bruker Corp.	50	22.50	3/17/2017	875
	*	Cheesecake Factory, Inc.	75	55.00	3/17/2017	750
	*	Cliffs Natural Resources, Inc.	150	10.00	3/17/2017	4,275
	*	Cliffs Natural Resources, Inc.	50	9.50	3/17/2017	1,475
	*	Colfax Corp.	75	32.50	4/21/2017	2,174
	*	Dick's Sporting Goods, Inc.	65	45.00	3/17/2017	6,500
	*	Flowserve Corp.	100	40.00	4/21/2017	1,637
	*	Genesee & Wyoming, Inc.	50	70.00	3/17/2017	2,625
	*	H&E Equipment Services, Inc.	75	20.00	4/21/2017	1,875
	*	Jazz Pharmaceuticals PLC	20	122.00	3/17/2017	3,037
	*	Lamar Advertising Co.	30	70.00	3/17/2017	975
	*	Polaris Industries, Inc.	25	75.00	4/21/2017	3,063
	*	Raven Industries, Inc.	75	22.50	3/17/2017	18,750
	*	Snap-on, Inc.	50	160.00	3/17/2017	1,875
	*	The TJX Cos., Inc.	100	70.00	3/17/2017	750
	*	Trinity Industries, Inc.	100	25.00	3/17/2017	1,138
	*	United Rentals, Inc.	35	115.00	3/17/2017	1,925
	*	Westlake Chemical Corp.	300	20.00	5/19/2017	6,000

		Total Put Options Written (Premiums Received $69,902)				66,224

	Total Options Written (Premiums Received $102,367)					$92,074
§	Represents 7 day effective yield
	NV - Netherlands Security
*	Non-income producing investment
†	All or a portion of security is segregated as collateral for securities sold short and options written.
(a)	Each contract is equivalent to 100 shares of the underlying common stock.
(b)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation					1,592,056
	Aggregate Gross Unrealized Depreciation					(1,661,074)

		Net unrealized Depreciation				$(69,018)
						(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation

The Goodwood SMID Long/Short Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2017:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$24,624,038	$24,624,038	$-	$-
Limited Partnerships	1,620,275	1,620,275	-	-
Master Limited Partnership	412,800	412,800	-	-
Call Options Purchased	202,651	-	202,651	-
Put Options Purchased	205,260	-	205,260	-
U.S. Treasury Bills	999,174	-	999,174	-
Short-Term Investment	1,378,283	1,378,283	-	-
Total Assets	$29,442,481	$28,035,396	$1,407,085	$-

Liabilities	Total	Level 1	Level 2	Level 3
Securities Sold Short	$7,544,877	$7,544,877	$-	$-
Call Options Written	25,850	-	25,850	-
Put Options Written	66,224	-	66,224	-
Total Liabilities	$7,636,951	$7,544,877	$92,074	$-

ITEM 2.     CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: April 21, 2017	Katherine M. Honey President and Principal Executive Officer Goodwood SMID Long/Short Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: April 21, 2017	Katherine M. Honey President and Principal Executive Officer Goodwood SMID Long/Short Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: April 21, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Goodwood SMID Long/Short Fund